Carrying values of vessels, vessels under construction and goodwill - Carrying value of vessels narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 8,900,000	$ 8,900,000
Number of vessels value in use calculation performed | vessel	3	7
Impairment of goodwill and vessels	$ 0	$ 16,846,000	$ 0
Average age of vessels		5 years 2 months 12 days
Vessels estimated useful life		25 years
Impairment loss recognised in profit or loss, goodwill	0	$ 2,639,000	0
Impairment of vessels	$ 0	$ 14,207,000	$ 0
10 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	2
Impairment of vessels	$ 400,000
Historical TCE rates	10 years
15 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of vessels	$ 0
Historical TCE rates	15 years
20 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of vessels	$ 0
Historical TCE rates	20 years
Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Average time charter rate period used to establish growth rate	3 years
Growth rate in freight rates	2.44%	2.34%
Discount rate used	7.19%	7.24%
Number of vessels | vessel	131	135
Number of vessels with fair value greater then their carrying value | vessel	43	7
Number of vessels with fair value less than carrying value | vessel	85	121
Impairment of goodwill and vessels	$ 0
Percentage increase in discount rate used in sensitivity analysis	1.00%	1.00%
Impact on impairment loss with 1.0% increase in discount rate	$ 12,500,000
Percentage decrease in forecasted time charter rates used in sensitivity analysis	5.00%	5.00%
Vessels | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity analysis, forecasted time charter rates	$ 900	$ 900
Vessels | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity analysis, forecasted time charter rates	$ 1,500	1,500
LR1
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, goodwill		$ 2,600,000
LR1 | 10 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	1
Impairment of vessels	$ 200,000
LR1 | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel		11
Impact on impairment loss with 1.0% increase in discount rate		$ 12,200,000
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel		11
Impact on impairment loss with 5% decrease in forecasted time charter rates		$ 20,700,000
MR | 10 Year historical average
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	1
Impairment of vessels	$ 200,000
MR | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels with fair value less than carrying value | vessel		13
Impairment of goodwill and vessels		$ 14,200,000
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel	13	46
Impact on impairment loss with 1.0% increase in discount rate	$ 7,400,000	$ 90,900,000
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel	32	59
Impact on impairment loss with 5% decrease in forecasted time charter rates	$ 27,500,000	$ 140,200,000
One MR | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels with fair value less than carrying value | vessel		1
One MR | Vessels | Recoverable amount
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of goodwill and vessels		$ 27,000,000
Four MRs | Vessels | Recoverable amount
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels with fair value less than carrying value | vessel		4
Impairment of goodwill and vessels		$ 29,000,000
Three MRs | Vessels | Recoverable amount
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels with fair value less than carrying value | vessel		3
Impairment of goodwill and vessels		$ 34,000,000
Five MRs | Vessels | Recoverable amount
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels with fair value less than carrying value | vessel		5
Impairment of goodwill and vessels		$ 35,000,000
Scorpio LR2 Pool Limited
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill		$ 8,900,000
Handymax | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel	13
Impact on impairment loss with 1.0% increase in discount rate	$ 5,100,000
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel	14
Impact on impairment loss with 5% decrease in forecasted time charter rates	$ 18,500,000
MR and LR1 | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel		57
Impact on impairment loss with 1.0% increase in discount rate		$ 103,100,000
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel		70
Impact on impairment loss with 5% decrease in forecasted time charter rates		$ 161,000,000
Handymax and MR | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel	26
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel	46
Impact on impairment loss with 5% decrease in forecasted time charter rates	$ 46,000,000
NPTI September Closing | LR2
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 8,900,000
NPTI September Closing | LR1
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill		2,600,000
Impairment loss recognised in profit or loss, goodwill		$ 2,600,000